SHORT-TERM AND LONG-TERM BORROWINGS - Maturities of long term borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
SHORT-TERM AND LONG-TERM BORROWINGS
2026	¥ 42,000
2027	8,000
Long - term borrowings	¥ 50,000
Weighted average interest rates	3.14%	3.68%